PROVISION FOR CONTINGENCIES - Contingent liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Legal provision
Contingent liabilities
Contingent liability on legal proceedings	R$ 54,717,079	R$ 58,275,911
Labor
Contingent liabilities
Contingent liability on legal proceedings	3,813,708	3,901,704
Tax
Contingent liabilities
Contingent liability on legal proceedings	12,213,802	10,431,673
Civil
Contingent liabilities
Contingent liability on legal proceedings	R$ 38,689,568	R$ 43,942,534